Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2022	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 4,003,739	¥ 3,159,018
Derivative assets, Fair value		31,480	18,162
Derivative liabilities, Fair value	[1]	31,074	17,739
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	4,000,853	3,156,707
Derivative assets, Fair value	[2]	31,475	18,160
Derivative liabilities, Fair value	[1],[2]	30,847	17,651
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	33,531	34,526
Derivative assets, Fair value	[2]	1,305	974
Derivative liabilities, Fair value	[1],[2]	1,898	1,457
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	3,521,150	2,769,546
Derivative assets, Fair value	[2]	21,253	11,938
Derivative liabilities, Fair value	[1],[2]	20,011	10,865
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	46,260	37,572
Derivative assets, Fair value	[2]	331	443
Derivative liabilities, Fair value	[1],[2]	444	514
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	399,613	314,763
Derivative assets, Fair value	[2]	8,585	4,804
Derivative liabilities, Fair value	[1],[2]	8,493	4,814
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	299	300
Derivative assets, Fair value	[2]	1	1
Derivative liabilities, Fair value	[1],[2]	1	1
Derivatives designated as formal fair value or net investment accounting hedges [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	2,886	2,311
Derivative assets, Fair value		5	2
Derivative liabilities, Fair value	[1]	227	88
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	2,728	2,166
Derivative assets, Fair value
Derivative liabilities, Fair value	[1]	227	88
Derivatives designated as formal fair value or net investment accounting hedges [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	158	145
Derivative assets, Fair value		5	2
Derivative liabilities, Fair value	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2022 and September 30, 2022, the amounts reported include derivatives used for non-trading purposes other than those designated as fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant.